Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefit and Share-based Payment Arrangement, Noncash Expense [Abstract]
Pension liability
Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD'000	2019	2018	2017
Wages and Salaries	11,161	9,738	8,698
Social security contributions	2,813	2,974	2,647
Net service costs	281	372	361
Other components of defined benefit plans, net	132	140	143
Total	14,387	13,224	11,849

Personnel cost assumptions
					As at December 31,
Assumptions	2019	2019	2019	2018	2018	2018	2017	2017	2017
	France	Switzerland	India	France	Switzerland	India	France	Switzerland	India
Discount rate	0.70%	0.25%	7.30%	1.50%	0.80% - 0.90%	7.72%	1.31%	0.60% - 0.70%	6.90%
Expected rate of return on plan assets	n/a	1.50%	n/a	n/a	1.50% - 2%	n/a	n/a	1.50% - 2%	n/a
Salary increases	3%	1.50%	9%	3%	0.5% - 1.50%	9%	3%	0.5% - 1.50%	3%

Reconciliation to Balance Sheet
Reconciliation to Balance Sheet start of year
USD'000
Fiscal year	2019	2018

Fair value of plan assets	(8,275)	(7,789)
Projected benefit obligation	12,740	12,374
Surplus/deficit	4,465	4,585

Opening balance sheet asset/provision (funded status)	4,465	4,585

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	12,740	12,374
Net Service cost	412	372
Interest expense	107	86
Plan participant contributions	216	180
Net benefits paid to participants	1,377	(88)
Actuarial losses/(gains)	2,487	(37)
Currency translation adjustment	227	(148)
Projected benefit obligation at end of year	17,566	12,740

Reconciliation of plan assets during year
Fair value of plan assets at start of year	(8,275)	(7,789)
Employer contributions paid over the year	(347)	(293)
Plan participant contributions	(216)	(180)
Net benefits paid to participants	(1,401)	88
Interest income	(123)	(116)
Return in plan assets, excl. amounts included in net interest	(136)	(56)
Currency translation adjustment	(188)	71
Fair value of plan assets at end of year	(10,686)	(8,275)

Reconciliation to balance sheet end of year
Fair value of plan assets	(10,686)	(8,275)
Defined benefit obligation - funded plans	17,566	12,740
Surplus/deficit	6,880	4,465

Closing balance sheet asset/provision (funded status)	6,880	4,465

Amounts recognized in accumulated OCI
Estimated amount to be amortized from accumulated OCI into NPBC over next fiscal year
Net loss (gain)	283	88
Unrecognized transition (asset)/obligation	0	0
Prior service cost/(credit)	61	62

USD'000
Fiscal year	2019	2018	2017
Amounts recognized in accumulated OCI
Net loss (gain)	4,258	1,964	2,187
Unrecognized transition (asset)/obligation	0	0	0
Prior service cost/(credit)	300	357	423
Deficit	4,558	2,321	2,609

Movement in funded status
Movement in Funded Status
USD'000
Fiscal year	2019	2018	2017

Opening balance sheet liability (funded status)	4,465	4,585	3,810

Net Service cost	412	372	361
Interest cost/(credit)	107	86	71
Expected return on Assets	(123)	(116)	(93)
Amortization on Net (gain)/loss	88	108	103
Amortization on Prior service cost/(credit)	62	62	61
Currency translation adjustment	(2)	1	0
Total Net Periodic Benefit Cost/(credit)	544	512	504

Actuarial (gain)/loss on liabilities due to experience	1,056	272	743
Actuarial gain/loss on liab. from changes to fin. assump	1,431	(309)	1
Actuarial (gain)/loss on liab. from changes to demo. assump	0	1	0
Return in plan assets, excl. amounts included in net interest	(136)	(56)	(299)
Amortization on Net (gain)/loss	(88)	(108)	(103)
Amortization on Prior service cost/(credit)	(62)	(62)	(61)
Currency translation adjustment	(2)	(0)	(3)
Total gain/loss recognized via OCI	2,200	(262)	279

Employer contributions paid in the year	(371)	(293)	(250)
Total cashflow	(371)	(293)	(250)

Currency translation adjustment	43	(77)	242

Closing balance sheet liability (funded status)	6,880	4,465	4,585

Reconciliation of Net Gain / Loss
Amount at beginning of year	1,964	2,187	1,852
Amortization during the year	(86)	(109)	(103)
Asset (gain) / loss	(136)	(56)	(299)
Liability (gain) / loss	2,487	(37)	744
Currency translation adjustment	29	(21)	16
Amount at year-end	4,258	1,964	2,187

Reconciliation of prior service cost/(credit)
Amount at beginning of year	357	423	479
Amortization during the year	(62)	(62)	(61)
Currency translation adjustment	5	(4)	5
Amount at year-end	300	357	423

Expected future contributions payable
Period USD'000	France	Switzerland
2020	19	1,337
2021	-	348
2022	142	344
2023	-	366
2024	7	1,958
2025-2029	202	2,955